Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

13. Property, plant and equipment

	Buildings and improvements	Equipment and facilities	Agricultural vehicles and machinery	Furniture and fixtures	Total in operation	Property, plant and equipment in progress	Sugarcane	Total property, plant and equipment

At June 30, 2024
Opening balance	74	36,026	30,269	3,178	69,547	6,495	79,066	155,108
Acquisitions	-	6,565	4,668	1,092	12,325	12,060	64,927	89,312
Disposals	-	(90)	(4,714)	(14)	(4,818)	-	(2,551)	(7,369)
Transfers (*)	-	21,917	(3,547)	-	18,370	(18,370)	(337)	(337)
Depreciation	(21)	(4,392)	(3,826)	(485)	(8,724)	-	(27,715)	(36,439)
Translation gains (losses)	-	728	(47)	68	749	-	1,106	1,855
Accounting balance, net	53	60,754	22,803	3,839	87,449	185	114,496	202,130
At June 30, 2024
Total cost	853	100,885	30,714	6,945	139,397	185	271,212	410,794
Accumulated depreciation	(800)	(40,131)	(7,911)	(3,106)	(51,948)	-	(156,716)	(208,664)
Accounting balance, net	53	60,754	22,803	3,839	87,449	185	114,496	202,130
	3	7	7	10			20
At June 30, 2023
Opening balance	188	29,038	28,983	2,377	60,586	-	67,545	128,131
Acquisitions	311	5,401	10,725	1,283	17,720	7,386	36,495	61,601
Disposals	(11)	(1,481)	(2,094)	(64)	(3,650)	-	(8,487)	(12,137)
Transfers(*)	(305)	5,927	(1,748)	-	3,874	(891)	6,724	9,707
Depreciation	(109)	(2,764)	(5,322)	(393)	(8,588)	-	(22,729)	(31,317)
Translation gains (losses)	-	(95)	(275)	(25)	(395)	-	(482)	(877)
Accounting balance, net	74	36,026	30,269	3,178	69,547	6,495	79,066	155,108
At June 30, 2023
Total cost	853	71,017	36,516	5,709	114,095	6,495	212,877	333,467
Accumulated depreciation	(779)	(34,991)	(6,247)	(2,531)	(44,548)	-	(133,811)	(178,359)
Accounting balance, net	74	36,026	30,269	3,178	69,547	6,495	79,066	155,108
Annual depreciation rates (weighted average) - %	3	7	7	10			20

(*)	Includes assets that were classified as Permanent Crop (Sugarcane - Fixed Assets), but for operational reasons the area switched to soybeans and it was necessary to reclassify the balances for Area Restructuring (Investment Properties).